Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2014
BANK BORROWINGS [Abstract]
Schedule of bank borrowings

	As of June 30,
	2013	2014
	RMB	RMB
Short-term bank loan	212,259	—
Long-term bank loans
Secured long-term bank loans	199,308	419,179
Less: current portion of long-term bank loans	(36,444)	(128,135)

Non-current portion of long-term bank loans	162,864	291,044

Schedule of repayment schedule of long-term bank loans

	As of June 30,
	2013	2014
	RMB	RMB
Within one year	36,444	128,135
Between one and two years	162,864	291,044